Note 22	6 Months Ended
Jun. 30, 2022
Assets and Liabilities under reinsurance and insurance contracts [Abstract]
Disclosure of Assets and Liabilities under reinsurance and insurance contracts [Text Block]	Assets and liabilities under insurance and reinsurance contracts
The heading “Assets under reinsurance and insurance contracts” in the accompanying condensed consolidated balance sheets includes the amounts that the consolidated insurance entities are entitled to receive under the reinsurance contracts entered into by them with third parties and, more specifically, the share of the reinsurer in the technical provisions recognized by the consolidated insurance subsidiaries. As of June 30, 2022 and December 31, 2021, the balance under this heading amounted to €279 million and €269 million, respectively.
The most significant provisions recognized by consolidated insurance subsidiaries with respect to insurance policies issued by them are under the heading “Liabilities under insurance and reinsurance contracts” in the accompanying condensed consolidated balance sheets.
The breakdown of the condensed balance under the heading “Liabilities under reinsurance and insurance contracts” is as follows:

Technical reserves (Millions of Euros)
	June 2022	December 2021
Mathematical reserves	10,033	9,495
Provision for unpaid claims reported	751	706
Provisions for unexpired risks and other provisions	839	664
Total	11,622	10,865